[LOGO]WM
GROUPofFUNDS

MONEY MARKET FUNDS

[Graphic Omitted]

THE DIFFERENCE IS EXPERIENCE

Annual Report
for the period ended October 31, 1998

[Graphic Omitted]

message from the president .............................................      1
individual fund reviews ................................................      2
statements of assets and liabilities ...................................      4
statements of operations ...............................................      6
statements of changes in net assets ....................................      9
statements of changes in net assets - capital stock activity ...........     14
financial highlights ...................................................     16
portfolios of investments ..............................................     24
notes to financial statements ..........................................     31
independent auditors' report ...........................................     36
tax information (unaudited) ............................................     37
dear
  shareholder:

                                                    [Photo of William G. Papesh]

As 1998 draws to a close, I would like to take this opportunity to reflect on the events that we have witnessed in the investment markets this year. While the U.S. stock and bond markets both posted positive returns to investors through October, 1998, you probably know that there were some unusually bumpy periods along the way.

The widespread stock market volatility that began in Asia and culminated in substantial declines in some emerging markets demonstrated quite clearly that the world's financial markets have become intertwined in recent years. Yet the economies of these geographic regions, and even individual countries, remain less closely linked. In 1998, this difference between economic events and market events highlighted the importance of maintaining a long-term perspective when pursuing long-term objectives.

Twenty years ago, money moved more slowly between investment markets than it does today. The development of new communication and money-transfer technologies over the years has created a new type of investor - institutions who invest large amounts of capital in short-term opportunities throughout the world. One result is that local events which affect one financial market can quickly spill over to far distant economies as money is moved around the globe. In some cases the result can be the tail wagging the dog. An example is the nearly 11% decline in the U.S. stock market in August immediately following Russia's devaluation of its currency. That decline was in part due to the need by some investment companies to raise cash by selling holdings in the U.S.

Maintaining a long-term perspective during such periods can help investors avoid turning a "paper loss" into a real one. Focusing on the longer term can also be key to recognizing opportunity. A basic tenet of the investment approach followed by portfolio managers who steer the individual funds in the WM Group of Funds is that long-term investment opportunities are identified by focusing on fundamental factors such as earnings. When distortions in market prices occur due to temporary factors that do not affect fundamentals, investment managers often have opportunities to buy at below-value prices.

THREE KEY REASONS FOR KEEPING ON TRACK
STAYING FOCUSED ON INVESTMENT OBJECTIVES can help you withstand market turbulence. As an individual investor, how you pursue your financial goals will be affected by several factors including your investment time frame, and your ability to withstand a potential loss in the value of your investments. If you choose investments that are appropriate to your goals, you'll probably be less tempted to abandon your strategy during a market downturn.

MAINTAINING REALISTIC EXPECTATIONS is another key to keeping your equilibrium during changing markets. According to a recent survey, nearly two thirds of individual investors expect the long-term total return on their stock investments to average 12% per year or less.* That's actually lower than recent long-term historical trends. For example, over the four decades that ended on June 30, 1998, the compound rate of return on the S&P 500 was 12.24%, with periods of declining as well as rising prices. During those 40 years, there were 12 corrections in which prices slid by 10% or more before resuming their generally upward trend.**

Finally, FOLLOWING SOUND INVESTMENT PRINCIPLES BY DIVERSIFYING YOUR INVESTMENTS is always wise. Stock investments have captured the media's attention for the last several years, but fixed-income investments have always been an important part of a diversified portfolio, providing an income stream that can help smooth out returns. For example, during the second and third quarters of 1998 bond investments were the top performers, while stock prices were on the decline.

Thank you for your continued confidence in the WM Group of Funds. We are committed to continuing to serve you, our shareholder, by providing an appropriate selection of investment vehicles and mutual funds managed by experienced professionals just as we have for nearly 60 years.

Sincerely,

/s/ William G. Papesh

    William G. Papesh
    President

--------------------------------------------------------------------------------

*Source: Business Week, June 15, 1998.
**Source: Standard & Poor's. The S&P 500 is an unmanaged index that is generally considered representative of the U.S. stock market. The performance of any index is not indicative of the performance of a particular investment and does not take into account the effects of fees and expenses associated with purchasing mutual fund shares. Individuals cannot invest directly in any index. Past performance does not guarantee future results.

money market
  funds

[Graphic Omitted]

PORTFOLIO MANAGER:
AUDREY QUAYE
WM ADVISORS, INC.
Audrey Quaye has over five years experience in investment management and analysis. She is a Certified Public Accountant, holds an MBA, and has been with WM Advisors, Inc. since 1996.

ECONOMIC HIGHLIGHTS AND OUTLOOK

Economic data released during the first half of 1998 indicated a moderate pace of growth in the U.S. economy; however, some regions experienced a slowdown in manufacturing and export activity. Consumer confidence was high during most of the period, but recent reports indicate that it has begun to wane. The strength in construction activity and home purchases in most regions which was due to relatively low interest rates, and has also begun to slowdown in some areas. The labor market remained tight during most of the period; however, the unemployment rate, which declined to a 28-year low of 4.3% in April 1998, rose to 4.6% in September. Overall, there is evidence that the effects of economic problems in Asia and other emerging markets have begun to spill over into the U.S. economy. Global equity markets reacted to this unrest and uncertainty with a significant correction in August.

Fixed-income markets were affected by the volatility in the equity markets and weakness in Japan, Asia, and most emerging markets as investors poured money into U.S. Treasuries. The Federal Reserve Open Market Committee (FOMC) left its target fed funds rate (the rate at which banks borrow from one another) of 5.50% unchanged for the first eight months of 1998, until Sept. 29, 1998, when it cut the rate by 25 basis points from 5.50% to 5.25%. The Fed then followed up with a similar move in October, lowering the target rate to 5%. These moves were the first rate changes since March 25, 1997, when the FOMC raised the fed funds rate to 5.50% in a bid to curb inflation. The Fed took the rate action to combat mounting evidence of a slowdown in the U.S. economy and continuing turmoil in Asian and emerging markets.

The benchmark 90-day U.S. Treasury bill yield curve averaged 5.02% for the year ended October 31, 1998. The yield declined from a high of 5.47% on December 23, 1997 to a low of 3.62% on October 16, 1998, after the Fed rate cut action.

Our outlook on the bond market is bullish as we expect inflation to remain tame and anticipate a continued slowdown in the U.S. economy with further declines in interest rates.

PORTFOLIO STRATEGY
As of October 31, 1998, the net assets of the WM MONEY MARKET FUND totaled $525.09 million. During the period, we reduced the Fund's exposure to the banking and foreign sectors and extended the portfolio's weighted average maturity in view of our interest rate outlook. In the near term, we intend to reduce the Fund's holding of callable securities as we anticipate further declines in interest rates.

The WM TAX-EXEMPT MONEY MARKET FUND'S net assets at October 31, 1998 totaled $25.65 million. In view of our interest rate outlook, we extended the portfolio's weighted average maturity and reduced the Fund's exposure to the more volatile daily variable rate securities when interest rates declined significantly. We intend to maintain the weighted average maturity of the portfolio slightly long relative to the benchmark, but we will shorten the average maturity, as needed, to take advantage of seasonal hikes in municipal money market yields.

As of October 31, 1998, the net assets of the WM CALIFORNIA MONEY FUND totaled $37.23 million. As with the other money funds, we extended the portfolio's weighted average maturity to reduce the volatility in the Fund's yield. We also reduced the Fund's holding of securities that are subject to the alternative minimum tax. While our goal is to maintain the portfolio's weighted average maturity at par with the benchmark, we will shorten the average maturity portfolio to take advantage of seasonal hikes in municipal money market yields when necessary.

THE YEAR 2000 PROBLEM
Many computer systems in use today cannot process date-related information from and after January 1, 2000. At the stroke of midnight on New Year's Eve, 1999, some computer systems could become seriously confused. They may miscalculate critical data, delete vital files, or simply not turn on because the computer's internal calendars and clocks may not recognize the year 2000. This issue stems from the practice of abbreviating years to their last two digits. Computer systems may not be able to decide correctly when a date entered with a year of "00" should be interpreted as 1900 or 2000.

Should any of the computer systems employed by the Funds' major service providers fail to process this type of information properly, that could have a negative impact on Fund operations and the services that are provided to shareholders. Similarly, the values of certain Fund's assets may be adversely affected by the inability of their issues or third parties to properly process date-related information from and after January 1, 2000.

The Advisor, Shareholder Servicing Agent and Administrator have advised the Funds that they are reviewing all of their computer systems with their goal of modifying or replacing such systems prior to January 1, 2000 to the extent necessary to avoid any such negative impact. Furthermore, the Funds are seeking assurance from each of their key service providers that similar replacements or modifications will be completed to avoid any negative impact from this issue. In the event a key service provider cannot provide such assurance, the Funds may consider retaining an alternate service provider.

In addition, the Advisor has been advised by the Custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this report, the Funds and Advisor have no reason to believe that these goals will not be achieved.

--------------------------------------------------------------------------------------------------------------------
portfolios'
 performance*

                                                     7-day                    7-day
                                                  Simple Yield            Compounded Yield          Weighted Average
                                             A shares      B shares     A shares     B shares        Maturity (days)
--------------------------------------------------------------------------------------------------------------------
Money Market Fund                             4.65%         3.90%         4.76%        3.98%                83
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                  2.87%         1.88%         2.91%        1.90%                74
--------------------------------------------------------------------------------------------------------------------
California Money Fund                         2.27%         1.27%         2.33%        1.28%                56

--------------------------------------------------------------------------------------------------------------------

* During the period noted, WM Advisors, Inc. waived a portion of its management fees and absorbed certain other expenses. Without the waiver and expense absorption, the yield would have been lower. All yield information represents past performance, which cannot guarantee future results. An investment in the Fund(s) is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund(s) will be able to maintain a stable net asset value of $1.00 per share.

STATEMENTS of ASSETS and LIABILITIES
WM GROUP OF FUNDS
OCTOBER 31, 1998

                                                      TAX-EXEMPT
                                           MONEY         MONEY     CALIFORNIA
                                           MARKET       MARKET        MONEY
                                            FUND         FUND         FUND
                                        ------------  -----------  -----------
ASSETS:
Investments, at value
  (See portfolios of investments) (a)   $529,260,767  $26,201,455  $37,823,686
Cash .................................        15,488      --           --
Interest receivable ..................     4,108,834      205,669      228,735
Receivable for Fund shares sold ......     1,547,156      147,336       40,098
Prepaid expenses and other assets ....           536        7,296          156
                                        ------------  -----------  -----------
    Total Assets .....................   534,932,781   26,561,756   38,092,675
                                        ------------  -----------  -----------
LIABILITIES:
Payable for Fund shares redeemed .....     1,494,859       45,145       99,114
Payable for investment securities
  purchased ..........................     7,500,000      769,167      728,400
Investment advisory fee payable ......       201,112        6,134       10,151
Shareholder servicing and distribution
  fees payable .......................        10,844          179           52
Dividends payable ....................       408,707       67,488        1,752
Due to custodian .....................        --              360          527
Accrued expenses and other payables ..       230,417       20,172       25,256
                                        ------------  -----------  -----------
    Total Liabilities ................     9,845,939      908,645      865,252
                                        ------------  -----------  -----------
NET ASSETS ...........................  $525,086,842  $25,653,111  $37,227,423
                                        ============  ===========  ===========

----------------
(a) Investments, at cost .............  $529,260,767  $26,201,455  $37,823,686
                                        ============  ===========  ===========

                       See Notes to Financial Statements.

WM GROUP OF FUNDS
OCTOBER 31, 1998

                                                    TAX-EXEMPT
                                        MONEY         MONEY      CALIFORNIA
                                       MARKET         MARKET        MONEY
                                        FUND           FUND         FUND
                                    -------------  ------------  -----------
NET ASSETS consist of:
Undistributed net investment
  income/(distributions in excess
  of net investment income) ......  $     (3,587)  $    --       $     2,366
Accumulated net realized loss on
  investments sold ...............       (87,858)           (3)      (40,974)
Paid-in capital ..................   525,178,287    25,653,114    37,266,031
                                    ------------   -----------   -----------
      Total Net Assets ...........  $525,086,842   $25,653,111   $37,227,423
                                    ============   ===========   ===========
NET ASSETS:
Class A Shares ...................  $403,443,295   $25,441,001   $37,167,112
                                    ============   ===========   ===========
Class B Shares ...................  $  6,618,925   $   212,110     $  58,063
                                    ============   ===========   ===========
Class S Shares ...................  $  6,304,136        --          $  1,181
                                    ============                    ========
Class I Shares ...................  $108,720,486        --          $  1,067
                                    ============                    ========
SHARES OUTSTANDING:
Class A Shares ...................   403,499,499    25,441,005    37,208,849
                                    ============   ===========   ===========
Class B Shares ...................     6,619,778       212,109        58,128
                                    ============   ===========   ===========
Class S Shares ...................     6,304,983        --             1,182
                                    ============                 ===========
Class I Shares ...................   108,734,879        --             1,068
                                    ============                 ===========
CLASS A SHARES:
Net asset value per share of
  beneficial interest outstanding*         $1.00         $1.00         $1.00
                                    ============   ===========   ===========
CLASS B SHARES:
Net asset value and offering price
  per share of beneficial interest
  outstanding* ...................         $1.00         $1.00         $1.00
                                    ============   ===========   ===========
CLASS S SHARES:
Net asset value and offering price
  per share of beneficial interest
  outstanding* ...................         $1.00        --             $1.00
                                    ============                 ===========
CLASS I SHARES:
Net asset value, offering and
  redemption price per share of
  beneficial interest outstanding          $1.00        --             $1.00
                                    ============                 ===========

--------------
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements.

STATEMENTS of OPERATIONS
WM GROUP OF FUNDS
FOR THE PERIODS ENDED OCTOBER 31, 1998

                                                     TAX-EXEMPT
                                         MONEY         MONEY      CALIFORNIA
                                         MARKET        MARKET       MONEY
                                        FUND(A)       FUND(A)      FUND(B)
                                      ------------  ------------  ----------
INVESTMENT INCOME:
Interest ...........................  $20,582,639      $849,115     $390,362
                                      -----------      --------     --------
EXPENSES:
Investment advisory fee ............    1,648,865       104,751       64,254
Custodian fees .....................       49,833         6,584        1,371
Legal and audit fees ...............       15,398        16,239       12,964
Trustees' fees and expenses ........       35,346         2,218        1,153
Registration and filing fees .......       70,547        15,246       12,175
Printing and postage fees ..........      169,924         9,860        6,367
Other ..............................       17,254        (3,220)         485
Shareholder servicing and distribution fees:
  Class A Shares ...................        --              (18)       --
  Class B Shares....................       24,993           269          209
  Class S Shares ...................       41,416          --              4
Transfer agent fees:
  Class A Shares ...................      369,500        15,970       13,314
  Class B Shares ...................        2,578            40           35
  Class S Shares ...................       11,233          --             12
Fees waived by investment advisor ..        --          (37,019)     (18,193)
                                      -----------      --------     --------
      Total expenses ...............    2,456,887       130,920       94,150
Fees reduced by credits allowed by
  the custodian ....................      (14,189)       (2,403)        (133)
                                      -----------      --------     --------
      Net expenses .................    2,442,698       128,517       94,017
                                      -----------      --------     --------
NET INVESTMENT INCOME ..............   18,139,941       720,598      296,345
                                      -----------      --------     --------

NET REALIZED LOSS ON INVESTMENTS:
Realized loss from security
  transactions .....................      (72,297)           (3)       --
                                      -----------      --------     --------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...................  $18,067,644      $720,595     $296,345
                                      ===========      ========     ========

(a) Fiscal year end changed to October 31. Prior to this, the fiscal year end was December 31. The amounts reflected are for the period January 1, 1998 through October 31, 1998.
(b) Fiscal year end changed to October 31. Prior to this, the fiscal year end was June 30. The amounts reflected are for the period July 1, 1998 through October 31, 1998.

                       See Notes to Financial Statements.

STATEMENTS of OPERATIONS
WM GROUP OF FUNDS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                    TAX-EXEMPT
                                                    MONEY             MONEY
                                                    MARKET            MARKET
                                                     FUND              FUND
                                                  -----------        ----------
INVESTMENT INCOME:
Interest ...................................      $14,420,370        $1,186,528
                                                  -----------        ----------
EXPENSES:
Investment advisory fee ....................        1,148,906           143,965
Custodian fees .............................          120,711            13,859
Legal and audit fees .......................           10,537             6,331
Trustees' fees and expenses ................            8,499             8,499
Registration and filing fees ...............          147,863            18,754
Printing and postage fees ..................          151,433            10,553
Insurance ..................................            4,442             1,443
Shareholder servicing and distribution fees:
  Class A Shares ...........................          526,840            26,630
  Class B Shares............................            2,660               149
Fees waived by investment advisor ..........         (198,432)          (45,307)
                                                  -----------        ----------
      Total expenses .......................        1,923,459           184,876
Fees reduced by credits allowed by the
  custodian ................................          (88,033)           (7,751)
                                                  -----------        ----------
      Net expenses .........................        1,835,426           177,125
                                                  -----------        ----------
NET INVESTMENT INCOME ......................       12,584,944         1,009,403
                                                  -----------        ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................      $12,584,944        $1,009,403
                                                  ===========        ==========

                       See Notes to Financial Statements.

STATEMENT of OPERATIONS
WM GROUP OF FUNDS
FOR THE YEAR ENDED JUNE 30, 1998

                                                                     CALIFORNIA
                                                                       MONEY
                                                                        FUND
                                                                     ----------
INVESTMENT INCOME:
Interest .......................................................     $1,425,585
                                                                     ----------
EXPENSES:
Investment advisory fee ........................................        188,184
Administration fee .............................................         73,762
Custodian fees .................................................          4,887
Legal and audit fees ...........................................         17,190
Trustees' fees and expenses ....................................          4,108
Registration and filing fees ...................................         11,849
Printing and postage fees ......................................         25,721
Other ..........................................................          3,092
Shareholder servicing and distribution fees:
  Class A Shares ...............................................         61,358
  Class B Shares ...............................................            695
  Class S Shares  ..............................................             12
Transfer agent fees:
  Class A Shares ...............................................         11,899
Fees waived by investment advisor ..............................        (70,002)
                                                                     ----------
      Total expenses ...........................................        332,755
Fees reduced by credits allowed by the custodian ...............         (1,759)
                                                                     ----------
      Net expenses .............................................        330,996
                                                                     ----------
NET INVESTMENT INCOME ..........................................      1,094,589
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........     $1,094,589
                                                                     ==========

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets
WM GROUP OF FUNDS
FOR THE PERIODS ENDED OCTOBER 31, 1998

                                                     TAX-EXEMPT
                                      MONEY            MONEY        CALIFORNIA
                                     MARKET            MARKET          MONEY
                                     FUND(A)          FUND(A)         FUND(B)
                                  ------------      -----------     -----------
Net investment income ..........  $ 18,139,941      $   720,598     $   296,345
Net realized loss on
  investments sold during
  the period ...................       (72,297)              (3)          --
                                  ------------      -----------     -----------
Net increase in net assets
  resulting from operations ....    18,067,644          720,595         296,345
Distributions to shareholders
  from net investment income:
  Class A Shares ...............   (14,948,299)        (720,041)       (296,197)
  Class B Shares................      (103,182)            (557)           (141)
  Class S Shares ...............      (172,000)           --                 (3)
  Class I Shares ...............    (2,916,460)           --                 (4)
Net increase/(decrease) in net
  assets from Fund share
  transactions:
  Class A Shares ...............   142,622,001       (6,693,465)       (235,693)
  Class B Shares ...............     6,149,166          200,309          (4,765)
  Class S Shares ...............     6,304,983            --                  6
  Class I Shares ...............   108,734,879            --                  8
                                  ------------      -----------     -----------
Net increase/(decrease) in net
  assets .......................   263,738,732       (6,493,159)       (240,444)

NET ASSETS:
Beginning of period ............   261,348,110       32,146,270      37,467,867
                                  ------------      -----------     -----------
End of period ..................  $525,086,842      $25,653,111     $37,227,423
                                  ============      ===========     ===========

Undistributed net investment
  income at end of period/
  (distributions in excess of net
  investment income) ...........  $     (3,587)     $    --         $     2,366
                                  ============      ===========     ===========

(a) Fiscal year end changed to October 31. Prior to this, the fiscal year end was December 31. The amounts reflected are for the period January 1, 1998 through October 31, 1998.
(b) Fiscal year end changed to October 31. Prior to this, the fiscal year end was June 30. The amounts reflected are for the period July 1, 1998 through October 31, 1998.

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets
WM GROUP OF FUNDS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                    TAX-EXEMPT
                                                    MONEY             MONEY
                                                    MARKET            MARKET
                                                     FUND              FUND
                                                 ------------       -----------
Net investment income .......................    $ 12,584,944       $ 1,009,403
                                                 ------------       -----------
Net increase in net assets resulting
  from operations ...........................      12,584,944         1,009,403
Distributions to shareholders from net
  investment income:
  Class A Shares ............................     (12,575,604)       (1,009,190)
  Class B Shares.............................          (9,340)             (213)
Net increase in net assets from Fund
  share transactions:
  Class A Shares ............................      31,522,179           160,533
  Class B Shares ............................         353,674             9,595
                                                 ------------       -----------
Net increase in net assets ..................      31,875,853           170,128

NET ASSETS:
Beginning of year ...........................     229,472,257        31,976,142
                                                 ------------       -----------
End of year .................................    $261,348,110       $32,146,270
                                                 ============       ===========

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets
WM GROUP OF FUNDS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                   TAX-EXEMPT
                                                   MONEY              MONEY
                                                  MARKET              MARKET
                                                   FUND                FUND
                                                 ------------       -----------
Net investment income .......................    $  9,711,582        $  946,958
                                                 ------------       -----------
Net increase in net assets resulting from
  operations ................................       9,711,582           946,958
Distributions to shareholders from net
  investment income:
  Class A Shares ............................      (9,706,992)         (946,927)
  Class B Shares ............................          (4,590)              (31)
Net increase in net assets from Fund share
  transactions:
  Class A Shares ............................      58,129,940           986,131
  Class B Shares ............................          42,492             1,172
                                                 ------------       -----------
Net increase in net assets ..................      58,172,432           987,303

NET ASSETS:
Beginning of year ...........................     171,299,825        30,988,839
                                                 ------------       -----------
End of year .................................    $229,472,257       $31,976,142
                                                 ============       ===========

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets
WM GROUP OF FUNDS
FOR THE YEAR ENDED JUNE 30, 1998

                                                                    CALIFORNIA
                                                                      MONEY
                                                                       FUND
                                                                    -----------
Net investment income ............................................  $ 1,094,589
                                                                    -----------
Net increase in net assets resulting from operations .............    1,094,589
Distributions to shareholders from net investment income:
  Class A Shares .................................................   (1,093,207)
  Class B Shares..................................................       (1,326)
  Class S Shares..................................................          (22)
  Class I Shares..................................................          (31)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Class A Shares .................................................   (5,520,424)
  Class B Shares .................................................       (4,780)
  Class S Shares .................................................           22
  Class I Shares .................................................           31
                                                                    -----------
Net decrease in net assets .......................................   (5,525,148)

NET ASSETS:
Beginning of year ................................................   42,993,015
                                                                    -----------
End of year ......................................................  $37,467,867
                                                                    ===========

Undistributed net investment income at end of year ...............  $     2,366
                                                                    ===========

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets
WM GROUP OF FUNDS
FOR THE YEAR ENDED JUNE 30, 1997

                                                                    CALIFORNIA
                                                                      MONEY
                                                                       FUND
                                                                    -----------
Net investment income ............................................  $ 1,285,640
                                                                    -----------
Net increase in net assets resulting from operations .............    1,285,640
Distributions to shareholders from net investment income:
  Class A Shares .................................................   (1,284,111)
  Class B Shares..................................................       (1,373)
  Class S Shares..................................................         (125)
  Class I Shares..................................................          (31)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Class A Shares .................................................   (8,287,958)
  Class B Shares .................................................      (79,592)
  Class S Shares .................................................       (9,276)
  Class I Shares .................................................        1,029
                                                                    -----------
Net decrease in net assets .......................................   (8,375,797)

NET ASSETS:
Beginning of year ................................................   51,368,812
                                                                    -----------
End of year ......................................................  $42,993,015
                                                                    ===========

Undistributed net investment income at end of year ...............  $     2,363
                                                                    ===========

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets -- CAPITAL stock ACTIVITY
WM GROUP OF FUNDS

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                           MONEY MARKET FUND(A)                               TAX-EXEMPT MONEY FUND(B)
                             ------------------------------------------------      ---------------------------------------------
                             PERIOD ENDED        YEAR ENDED        YEAR ENDED      PERIOD ENDED      YEAR ENDED       YEAR ENDED
                             10/31/98(C)          12/31/97          12/31/96        10/31/98(C)       12/31/97         12/31/97
                             ------------        ----------        ----------      ------------      ----------       ----------
Class A:
  Sold .................    $ 1,029,291,671     $ 631,834,628     $ 600,191,639     $ 30,837,963     $ 55,194,481     $ 54,027,014
  Issued in exchange for
    Class A shares of
    the Sierra Global
    Money Fund .........         86,308,379          --                --               --               --               --
  Issued in exchange for
    Class A shares of
    the Sierra U.S.
    Government Money
    Fund ...............         21,242,345          --                --               --               --               --
  Issued as reinvestment
    of dividends .......         13,666,591        12,427,917         9,585,807          710,706        1,003,218          939,901
  Redeemed .............     (1,007,886,985)     (612,740,366)     (551,647,506)     (38,242,134)     (56,037,166)     (53,980,784)
                            ---------------     -------------     -------------     ------------     ------------     ------------
  Net increase/
    (decrease) .........    $   142,622,001     $  31,522,179     $  58,129,940     $ (6,693,465)    $    160,533     $    986,131
                            ===============     =============     =============     ============     ============     ============
Class B:
  Sold .................    $    15,707,869     $     916,714     $     429,250     $    201,001     $     12,980     $      2,901
  Issued in exchange for
    Class B shares of
    the Sierra Global
    Money Fund .........          1,089,407          --                --               --               --               --
  Issued in exchange for
    Class B shares of
    the Sierra U.S.
    Government Money
    Fund ...............            915,101          --                --               --               --               --
  Issued as reinvestment
    of dividends .......             91,008             9,036             4,519              552              188                8
  Redeemed .............        (11,654,219)         (572,076)         (331,277)          (1,244)          (3,573)          (1,737)
                            ---------------     -------------     -------------     ------------     ------------     ------------
  Net increase/
    (decrease) .........    $     6,149,166     $     353,674     $      42,492     $    200,309     $      9,595     $      1,172
                            ===============     =============     =============     ============     ============     ============
Class S:
  Sold .................    $      1,846,781          --                --               --               --               --
  Issued in exchange for
    Class S shares of
    the Sierra Global
    Money Fund .........          6,970,804           --                --               --               --               --
  Issued in exchange for
    Class S shares of
    the Sierra U.S.
    Government Money
    Fund ...............            499,760           --                --               --               --               --
  Issued as reinvestment
    of dividends .......            166,689           --                --               --               --               --
  Redeemed .............         (3,179,051)          --                --               --               --               --
                            ---------------
  Net increase .........    $     6,304,983           --                --               --               --               --
                            ===============
Class I:
  Sold .................    $    37,068,793           --                --               --               --               --
  Issued in exchange for
    Class I shares of
    the Sierra Global
    Money Fund .........         76,706,647           --                --               --               --               --
  Issued in exchange for
    Class I shares of
    the Sierra U.S.
    Government Money
    Fund ...............         13,331,744           --                --               --               --               --
  Issued as reinvestment
    of dividends .......            356,277           --                --               --               --               --
  Redeemed .............        (18,728,582)          --                --               --               --               --
                            ---------------
  Net increase .........    $   108,734,879           --                --               --               --               --
                            ===============

--------------
(a) Formerly, Composite Cash Management Company Money Market Portfolio. On March 23, 1998, shares were issued in exchange for the
    Sierra Global Money Fund and the Sierra U.S. Government Money Fund.
(b) Formerly, Composite Cash Management Company Tax-Exempt Portfolio.
(c) Fiscal year end changed to October 31. Prior to this, the fiscal year end was December 31. The amounts reflected are for the period January 1, 1998 through October 31, 1998.

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets -- CAPITAL stock ACTIVITY
WM GROUP OF FUNDS

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                              CALIFORNIA MONEY FUND
                                   ------------------------------------------
                                   PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                    10/31/98(A)     06/30/98       06/30/97
                                   ------------    ----------     ----------
Class A:
  Sold ..........................  $ 10,436,305   $ 30,331,723   $ 33,810,325
  Issued as reinvestment of
    dividends ...................       286,201      1,056,492      1,243,547
  Redeemed ......................   (10,958,199)   (36,908,639)   (43,341,830)
                                   ------------   ------------   ------------
  Net increase/(decrease) .......  $   (235,693)  $ (5,520,424)  $ (8,287,958)
                                   ============   ============   ============
Class B:
  Sold ..........................  $    --        $     70,100   $     2,200
  Issued as reinvestment of
    dividends ...................           301          1,322          1,341
  Redeemed ......................        (5,066)       (76,202)       (83,133)
                                   ------------   ------------   ------------
  Net increase/(decrease) .......  $     (4,765)  $     (4,780)  $     (7,592)
                                   ============   ============   ============
Class S:
  Sold ..........................  $    --        $    --        $    --
  Issued as reinvestment of
    dividends ...................             6             22            124
  Redeemed ......................       --             --              (9,400)
                                   ------------   ------------   ------------
  Net increase ..................  $          6   $         22   $     (9,276)
                                   ============   ============   ============
Class I:
  Sold ..........................  $    --        $    --        $      1,000
  Issued as reinvestment of
    dividends ...................             8             31             29
  Redeemed ......................       --             --             --
                                   ------------   ------------   ------------
  Net increase ..................  $          8   $         31   $      1,029
                                   ============   ============   ============

--------------
(a) Fiscal year end changed to October 31. Prior to this, the fiscal year end was June 30. The amounts reflected are for the period July 1, 1998 through October 31, 1998.

                       See Notes to Financial Statements.

FINANCIAL highlights
MONEY MARKET FUND(a)
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                        CLASS A SHARES
                             --------------------------------------------------------------------------------------------------
                                   PERIOD            YEAR             YEAR             YEAR             YEAR             YEAR
                                    ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
                                 10/31/98(C)       12/31/97         12/31/96         12/31/95         12/31/94         12/31/93
                                 -----------       --------         --------         --------         --------         --------
Net asset value, beginning of
  period ....................     $ 1.00            $ 1.00           $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                  ------            ------           ------           ------           ------           ------
Income from investment
 operations:
Net investment income .......      0.041             0.049            0.048            0.052            0.034            0.024
                                   -----             -----            -----            -----            -----            -----
Total from investment
  operations ................      0.041             0.049            0.048            0.052            0.034            0.024
                                   -----             -----            -----            -----            -----            -----
Less distributions:
Dividends from net investment
  income ....................     (0.041)           (0.049)          (0.048)          (0.052)          (0.034)          (0.024)
                                   -----             -----            -----            -----            -----            -----
Total distributions .........     (0.041)           (0.049)          (0.048)          (0.052)          (0.034)          (0.024)
                                   -----             -----            -----            -----            -----            -----
Net asset value, end of
  period ....................     $ 1.00            $ 1.00           $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                  ======            ======           ======           ======           ======           ======
Total return+ ...............      4.19%             5.04%            4.88%            5.33%            3.47%            2.41%
                                  ======            ======           ======           ======           ======           ======

Ratios to average net assets/supplemental data:
Net assets, end of period (in
  000's) ....................   $403,443          $260,877         $229,355         $171,225         $125,651         $135,187
Ratio of operating expenses to
  average net assets(b) .....      0.66%*            0.75%            0.79%            0.92%            0.95%            0.97%
Ratio of net investment income
  to average net assets .....      4.94%*            4.93%            4.77%            5.19%            3.39%            2.38%
Ratio of operating expenses to
  average net assets without
  fee waivers and/or fees
  reduced by credits allowed
  by the custodian ..........      0.67%*            0.83%            0.89%            1.04%            1.04%            1.03%

----------------
  * Annualized.
  + Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by custodian.
(a) Formerly, Composite Cash Management Company Money Market Portfolio.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) Fiscal year end changed to October 31. Prior to this, the fiscal year end was December 31.

                       See Notes to Financial Statements.

FINANCIAL highlights
MONEY MARKET FUND(a)
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                          CLASS S        CLASS I
                                                        CLASS B SHARES                                    SHARES         SHARES
                          ---------------------------------------------------------------------------  -------------  -------------
                            PERIOD             YEAR           YEAR           YEAR          PERIOD         PERIOD         PERIOD
                             ENDED             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                          10/31/98(C)        12/31/97       12/31/96       12/31/95      12/31/94(D)    10/31/98(E)    10/31/98(E)
                          -----------        --------       --------       --------      -----------    -----------    -----------
Net asset value,
 beginning of period ...     $ 1.00           $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                             ------           ------         ------         ------         ------         ------         ------
Income from investment operations:
Net investment income ..      0.035            0.041          0.038          0.042          0.018          0.026          0.031
                             ------           ------         ------         ------         ------         ------         ------
Total from investment
 operations ............      0.035            0.041          0.038          0.042          0.018          0.026          0.031
                             ------           ------         ------         ------         ------         ------         ------
Less distributions:
Dividends from net
 investment income .....     (0.035)          (0.041)        (0.038)        (0.042)        (0.018)        (0.026)        (0.031)
                             ------           ------         ------         ------         ------         ------         ------
Total distributions ....     (0.035)          (0.041)        (0.038)        (0.042)        (0.018)        (0.026)        (0.031)
                             ------           ------         ------         ------         ------         ------         ------
Net asset value, end of
 period ................     $ 1.00           $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                             ======           ======         ======         ======         ======         ======         ======
Total return+ ..........      3.52%            4.15%          3.91%          4.30%          2.78%          2.58%          3.17%
                             ======           ======         ======         ======         ======         ======         ======
Ratios to average net assets/supplemental data:
Net assets, end of
 period (in 000's) .....     $6,619           $  471         $  117         $   74         $   11         $6,304       $108,720
Ratio of operating
 expenses to average net
 assets(b) .............      1.64%*           1.59%          1.69%          1.94%          1.93%*         1.81%*         0.54%*
Ratio of net investment
 income to average net
 assets ................      3.96%*           4.15%          3.87%          4.19%          3.29%*         3.79%*         5.06%*
Ratio of operating
 expenses to average net
 assets without fee
 waivers and/or fees
 reduced by credits
 allowed by the
 custodian .............      1.65%*           1.80%          1.90%          2.10%          2.62%*         1.82%*         0.55%*

----------------
  * Annualized.
  + Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by custodian.
(a) Formerly, Composite Cash Management Company Money Market Portfolio.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) Fiscal year end changed to October 31. Prior to this, the fiscal year end was December 31.
(d) On May 2, 1994, the Fund commenced selling Class B Shares. Those shares in existence prior to May 2, 1994 were designated as Class A shares.
(e) On March 23, 1998, the Fund commenced selling Class S and Class I shares.

                       See Notes to Financial Statements.

FINANCIAL highlights
TAX-EXEMPT MONEY MARKET FUND(a)
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                   CLASS A SHARES
                               -----------------------------------------------------------------------------------------------
                                 PERIOD             YEAR               YEAR             YEAR            YEAR            YEAR
                                  ENDED             ENDED              ENDED            ENDED           ENDED           ENDED
                               10/31/98(C)        12/31/97           12/31/96         12/31/95        12/31/94        12/31/93
                               -----------        --------           --------         --------        --------        --------
Net asset value, beginning of
 period .....................   $ 1.00             $ 1.00             $ 1.00           $ 1.00          $ 1.00          $ 1.00
                                ------             ------             ------           ------          ------          ------
Income from investment operations:
Net investment income .......    0.026              0.031              0.030            0.034           0.024           0.020
Net realized and unrealized
 gain on investments ........     --                 --                 --              0.000#           --              --
                                ------             ------             ------           ------          ------          ------
Total from investment
 operations .................    0.026              0.031              0.030            0.034           0.024           0.020
                                ------             ------             ------           ------          ------          ------
Less distributions:
Dividends from net investment
 income .....................   (0.026)            (0.031)            (0.030)          (0.034)         (0.024)         (0.020)
Distributions from net
 realized gains .............     --                 --                 --              0.000#           --              --
                                ------             ------             ------           ------          ------          ------
Total distributions .........   (0.026)            (0.031)            (0.030)          (0.034)         (0.024)         (0.020)
                                ------             ------             ------           ------          ------          ------
Net asset value, end of
 period .....................   $ 1.00             $ 1.00             $ 1.00           $ 1.00          $ 1.00          $ 1.00
                                ======             ======             ======           ======          ======          ======
Total return+ ...............    2.60%              3.18%              3.05%            4.01%           2.37%           2.06%
                                ======             ======             ======           ======          ======          ======

Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .....................  $25,441            $32,134            $31,974          $30,988         $33,612         $34,513
Ratio of operating expenses to
 average net assets(b) ......    0.55%*             0.57%              0.57%            0.61%           0.60%           0.50%
Ratio of net investment income
 to average net assets ......    3.09%*             3.14%              3.01%            3.39%           2.33%           2.03%
Ratio of operating expenses to
 average net assets without
 fee waivers and/or fees
 reduced by credits allowed
 by the custodian ...........    0.72%*             0.71%              0.72%            0.81%           0.76%           0.77%

----------------
  * Annualized.
  # Amount represents less than $0.001 per share.
  + Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by custodian.
(a) Formerly, Composite Cash Management Company Tax-Exempt Portfolio.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) Fiscal year end changed to October 31. Prior to this, the fiscal year end was December 31.

                       See Notes to Financial Statements.

FINANCIAL highlights
TAX-EXEMPT MONEY MARKET FUND(a)
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                        CLASS B SHARES
                                ------------------------------------------------------------------------------------------------
                                   PERIOD                 YEAR                 YEAR                 YEAR               PERIOD
                                    ENDED                 ENDED                ENDED                ENDED               ENDED
                                 10/31/98(C)            12/31/97             12/31/96             12/31/95           12/31/94(D)
                                 -----------            --------             --------             --------           -----------
Net asset value, beginning
 of period ...............        $ 1.00                 $ 1.00               $ 1.00               $ 1.00              $ 1.00
                                  ------                 ------               ------               ------              ------
Income from investment operations:
Net investment income ....         0.018                  0.022                0.020                0.023               0.010
Net realized and
 unrealized gain on
 investments .............          --                     --                   --                 (0.000)#              --
                                  ------                 ------               ------               ------              ------
Total from investment
 operations ..............         0.018                  0.022                0.020                0.023               0.010
                                  ------                 ------               ------               ------              ------
Less distributions:
Dividends from net
 investment income .......        (0.018)                (0.022)              (0.020)              (0.023)             (0.010)
Distributions from net
 realized gains ..........          --                     --                   --                 (0.000)#              --
                                  ------                 ------               ------               ------              ------
Total distributions ......        (0.018)                (0.022)              (0.020)              (0.023)             (0.010)
                                  ------                 ------               ------               ------              ------
Net asset value, end of
 period ..................        $ 1.00                 $ 1.00               $ 1.00               $ 1.00              $ 1.00
                                  ======                 ======               ======               ======              ======
Total return+ ............         1.79%                  2.26%                2.01%                2.83%               1.45%
                                  ======                 ======               ======               ======              ======

Ratios to average net assets/supplemental data:
Net assets, end of period
 (in 000's) ..............        $  212                 $   12               $    2               $    1              $    1
Ratio of operating
 expenses to average net
 assets(b) ...............         1.63%*                 1.50%                1.53%                1.73%               1.66%*
Ratio of net investment
 income to average net
 assets ..................         2.01%*                 2.32%                1.99%                2.12%               1.38%*
Ratio of operating
 expenses to average net
 assets without fee
 waivers and/or fees
 reduced by credits
 allowed by the custodian          1.80%*                 2.27%                4.22%                3.66%               3.61%*

----------------
  * Annualized.
  # Amounts represents less than $0.001 per share.
  + Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by custodian.
(a) Formerly, Composite Cash Management Company Tax-Exempt Portfolio.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) Fiscal year end changed to October 31. Prior to this, the fiscal year end was December 31.
(d) On May 2, 1994, the Fund commenced selling Class B Shares. Those shares in existence prior to May 2, 1994 were designated as
    Class A shares.

                       See Notes to Financial Statements.

FINANCIAL highlights
CALIFORNIA MONEY FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                   CLASS A SHARES
                             -----------------------------------------------------------------------------------------------
                                PERIOD            YEAR             YEAR             YEAR             YEAR             YEAR
                                ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
                             10/31/98(B)        06/30/98         06/30/97         06/30/96         06/30/95         06/30/94
                             -----------        --------         --------         --------         --------         --------
Net asset value, beginning of
 period .....................  $ 1.00            $ 1.00           $ 1.00           $ 1.00           $ 1.00           $ 1.00
                               ------            ------           ------           ------           ------           ------
Income from investment operations:
Net investment income .......   0.008             0.027            0.028            0.029            0.028            0.018
                               ------            ------           ------           ------           ------           ------
Total from investment
 operations .................   0.008             0.027            0.028            0.029            0.028            0.018
                               ------            ------           ------           ------           ------           ------
Less distributions:
Dividends from net investment
 income .....................  (0.008)           (0.027)          (0.028)          (0.029)          (0.028)          (0.018)
                               ------            ------           ------           ------           ------           ------
Total distributions .........  (0.008)           (0.027)          (0.028)          (0.029)          (0.028)          (0.018)
                               ------            ------           ------           ------           ------           ------
Net asset value, end of
 period .....................  $ 1.00            $ 1.00           $ 1.00           $ 1.00           $ 1.00           $ 1.00
                               ======            ======           ======           ======           ======           ======
Total return+ ...............   0.99%             2.73%            2.81%            3.00%            2.79%            1.81%
                               ======            ======           ======           ======           ======           ======

Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) ........ ............ $37,167           $37,403          $42,923          $51,211          $48,836          $62,500
Ratio of operating expenses to
 average net assets(a) ......   0.73%*            0.82%            0.85%            0.85%            0.85%            0.85%
Ratio of net investment income
 to average net assets ......   2.31%*            2.71%            2.75%            2.94%            2.73%            1.80%
Ratio of operating expenses to
 average net assets without
 fee waivers and/or fees
 reduced by credits allowed
 by the custodian ...........   0.87%*            0.99%            1.14%            1.14%            1.15%            1.27%

----------------
  * Annualized.
  + Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by custodian.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(b) Fiscal year end changed to October 31. Prior to this, the fiscal year end was June 30.

                       See Notes to Financial Statements.

FINANCIAL highlights
CALIFORNIA MONEY FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         CLASS B SHARES
                             --------------------------------------------------------------------------------------------------
                                    PERIOD                YEAR                 YEAR                 YEAR                YEAR
                                    ENDED                 ENDED                ENDED                ENDED               ENDED
                                 10/31/98(B)            06/30/98             06/30/97             06/30/96            06/30/95*
                                 -----------            --------             --------             --------            ---------
Net asset value, beginning
 of period ................        $ 1.00                $ 1.00               $ 1.00               $ 1.00              $ 1.00
                                   ------                ------               ------               ------              ------
Income from investment operations:
Net investment income .....         0.005                 0.019                0.020                0.022               0.020
                                   ------                ------               ------               ------              ------
Total from investment
 operations ...............         0.005                 0.019                0.020                0.022               0.020
                                   ------                ------               ------               ------              ------
Less distributions:
Dividends from net
 investment income ........        (0.005)               (0.019)              (0.020)              (0.022)             (0.020)
                                   ------                ------               ------               ------              ------
Total distributions .......        (0.005)               (0.019)              (0.020)              (0.022)             (0.020)
                                   ------                ------               ------               ------              ------
Net asset value, end of
 period ...................        $ 1.00                $ 1.00               $ 1.00               $ 1.00              $ 1.00
                                   ======                ======               ======               ======              ======
Total return+ .............         0.63%                 1.96%                2.03%                2.22%               2.04%
                                   ======                ======               ======               ======              ======
Ratios to average net assets/supplemental data:
Net assets, end of period
 (in 000's) ...............        $   58                $   63               $   68              $   147              $   79
Ratio of operating expenses
 to average net assets(a) .         1.60%**               1.60%                1.60%                1.60%               1.60%
Ratio of net investment
 income to average net
 assets ...................         1.44%**               1.88%                2.00%                2.19%               1.98%
Ratio of operating expenses
 to average net assets
 without fee waivers and/or
 fees reduced by credits
 allowed by the custodian .         2.05%**               1.82%                1.89%                1.89%               1.90%

----------------
  * On July 1, 1994, the Fund commenced selling Class B shares in addition to Class A shares. Those shares in existence prior to
    July 1, 1994 were designated Class A shares.
 ** Annualized.
  + Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by custodian.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(b) Fiscal year end changed to October 31. Prior to this, the fiscal year end was June 30.

                       See Notes to Financial Statements.

FINANCIAL highlights
CALIFORNIA MONEY FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         CLASS S SHARES
                                -----------------------------------------------------------------------------------------------
                                    PERIOD                YEAR                 YEAR                 YEAR                YEAR
                                    ENDED                 ENDED                ENDED                ENDED               ENDED
                                 10/31/98(B)            06/30/98             06/30/97             06/30/96            06/30/95*
                                 -----------            --------             --------             --------            ---------
Net asset value, beginning
 of period ................        $ 1.00                $ 1.00               $ 1.00               $ 1.00              $ 1.00
                                   ------                ------               ------               ------              ------
Income from investment operations:
Net investment income .....         0.005                 0.019                0.020                0.022               0.020
                                   ------                ------               ------               ------              ------
Total from investment
 operations ...............         0.005                 0.019                0.020                0.022               0.020
                                   ------                ------               ------               ------              ------
Less distributions:
Dividends from net
 investment income ........        (0.005)               (0.019)              (0.020)              (0.022)             (0.020)
                                   ------                ------               ------               ------              ------
Total distributions .......        (0.005)               (0.019)              (0.020)              (0.022)             (0.020)
                                   ------                ------               ------               ------              ------
Net asset value, end of
 period ...................        $ 1.00                $ 1.00               $ 1.00               $ 1.00              $ 1.00
                                   ======                ======               ======               ======              ======
Total return+ .............         0.66%                 1.96%                2.03%                2.22%               2.04%
                                   ======                ======               ======               ======              ======

Ratios to average net assets/supplemental data:
Net assets, end of period
 (in 000's) ...............        $    1                $    1               $    1               $   10              $   10
Ratio of operating expenses
 to average net assets(a) .         1.60%**               1.60%                1.60%                1.60%               1.60%
Ratio of net investment
 income to average net
 assets ...................         1.44%**               1.85%                2.00%                2.19%               1.98%
Ratio of operating expenses
 to average net assets
 without fee waivers and/or
 fees reduced by credits
 allowed by the custodian .         4.80%**               1.85%                1.89%                1.89%               1.90%

----------------
  * On July 1, 1994, the Fund commenced selling Class S shares in addition to Class A shares. Those shares in existence prior to
    July 1, 1994 were designated Class A shares.
 ** Annualized.
  + Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by custodian.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(b) Fiscal year end changed to October 31. Prior to this, the fiscal year end was June 30.

                       See Notes to Financial Statements.

FINANCIAL highlights
CALIFORNIA MONEY FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                            CLASS I SHARES
                                                        -----------------------------------------------------
                                                           PERIOD                YEAR                PERIOD
                                                           ENDED                 ENDED                ENDED
                                                        10/31/98(B)            06/30/98             06/30/97*
                                                        -----------            --------             ---------
Net asset value, beginning of period .............        $ 1.00                $ 1.00               $ 1.00
                                                          ------                ------               ------
Income from investment operations:
Net investment income ............................         0.008                 0.029                0.028
                                                          ------                ------               ------
Total from investment operations .................         0.008                 0.029                0.028
                                                          ------                ------               ------
Less distributions:
Dividends from net investment income .............        (0.008)               (0.029)              (0.028)
                                                          ------                ------               ------
Total distributions ..............................        (0.008)               (0.029)              (0.028)
                                                          ------                ------               ------
Net asset value, end of period ...................        $ 1.00                $ 1.00               $ 1.00
                                                          ======                ======               ======
Total return+ ....................................         1.06%                 2.99%                2.89%
                                                          ======                ======               ======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .............        $    1                $    1               $    1
Ratio of operating expenses to average net
 assets(a) .......................................         0.60%**               0.63%                0.60%**
Ratio of net investment income to average net
 assets ..........................................         2.44%**               2.89%                3.00%**
Ratio of operating expenses to average net assets
 without fee waivers and/or fees reduced by
 credits allowed by the custodian ................         0.77%**               0.81%                0.89%**

----------------

  * On July 25, 1996, the Fund commenced selling Class I shares.
 ** Annualized.
  + Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by custodian.
(a) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(b) Fiscal year end changed to October 31. Prior to this, the fiscal year end was June 30.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
MONEY MARKET FUND
OCTOBER 31, 1998

 PRINCIPAL
    AMOUNT                                                           VALUE
 ---------                                                           -----
COMMERCIAL PAPER - 31.6%

             American Express Corporation:

$ 7,500,000    5.270% due 11/13/1998+++ .......................  $  7,486,825
  7,500,000    5.210% due 12/09/1998+++ .......................     7,458,754
  7,500,000  Chrysler Financial Corporation,
               5.000% due 11/30/1998+++ .......................     7,469,792
  7,500,000  Deere & Company,
               5.250% due 11/05/1998+++ .......................     7,495,625
             Ford Motor Credit Company:
  8,500,000    5.230% due 11/17/1998+++ .......................     8,480,242
  8,500,000    5.230% due 12/14/1998+++ .......................     8,446,901
             General Electric Capital Corporation:
 10,000,000    5.060% due 11/09/1998+++ .......................     9,988,756
  8,500,000    5.250% due 11/13/1998+++ .......................     8,485,125
 10,000,000  Goldman Sachs & Company,
               5.150% due 11/09/1998+++ .......................     9,988,556
  7,500,000  Household Finance Corporation,
               5.250% due 11/25/1998+++ .......................     7,473,750
  7,000,000  IBM Corporation,
               5.270% due 11/18/1998+++ .......................     6,982,580
  7,500,000  IBM Credit Corporation,
               5.050% due 11/09/1998+++ .......................     7,491,583
  7,500,000  International Lease Finance Corporation,
               5.230% due 11/19/1998+++ .......................     7,480,388
  2,950,000  National Rural Utilities Cooperative
               Finance Corporation,
               5.000% due 01/15/1999+++ .......................     2,919,271
  7,500,000  PNC Bank, N.A.,
               5.230% due 11/12/1998+++ .......................     7,488,014
  7,500,000  Sears Roebuck Acceptance Corporation,
               5.210% due 12/10/1998+++ .......................     7,457,669
  7,500,000  Southern Company,
               5.700% due 11/02/1998+++ .......................     7,498,813
             Weyerhauser Company:
 10,000,000    5.250% due 11/09/1998+++ .......................     9,988,333
  8,500,000    5.270% due 11/13/1998+++ .......................     8,485,068
  7,500,000    5.050% due 11/23/1998+++ .......................     7,476,854
 10,000,000  Xerox Credit Corporation,
               5.150% due 12/11/1998+++ .......................     9,942,778
                                                                 ------------
             Total Commercial Paper
               (Cost $165,985,677) ............................   165,985,677
                                                                 ------------

COMMERCIAL PAPER (YANKEE) - 12.4%

             American Honda Finance Corporation:
  7,500,000    5.310% due 11/19/1998+++ .......................     7,480,088
  7,500,000    5.250% due 11/20/1998+++ .......................     7,479,219
  7,000,000    5.220% due 01/29/1999+++ .......................     6,909,665
  7,500,000  Pemex Capital, Inc.,
               5.220% due 11/17/1998+++ .......................     7,482,600
             Statoil (Den Norske Stats Oljeselskap A/S):
  5,000,000    5.270% due 11/04/1998+++ .......................     4,997,804
  7,050,000    5.480% due 11/06/1998+++ ............... .......     7,044,634
             Toyota Motor Credit Corporation:
  8,000,000    5.100% due 11/25/1998+++ .......................     7,972,800
  8,500,000    5.120% due 01/22/1999+++ .......................     8,403,025
  7,500,000    5.170% due 01/22/1999+++ .......................     7,409,525
                                                                 ------------
             Total Commercial Paper (Yankee)
               (Cost $65,179,360) .............................    65,179,360
                                                                 ------------

MEDIUM TERM NOTES - 13.9%

  3,000,000  Bank of America,
               5.630% due 02/26/1999 ..........................     2,999,629
             Bear Stearns Companies Inc.:
  5,000,000    5.345% due 04/30/1999++ ........................     5,000,000
  7,500,000    5.628% due 08/31/1999++ ........................     7,500,000
  1,000,000  Caterpillar Financial Services Corporation,
               6.770% due 03/15/1999 ..........................     1,004,055
  7,000,000  Citigroup Inc.,
               5.480% due 09/17/1999++ ........................     7,000,000
  3,250,000  General Electric Capital Corporation,
               5.500% due 01/19/1999 ..........................     3,248,547
  5,000,000  IBM Corporation,
               6.150% due 12/11/1998 ..........................     5,003,179
             International Lease Finance Corporation:
  5,000,000    6.600% due 07/06/1999 ..........................     5,027,836
  4,920,000    5.960% due 07/07/1999 ..........................     4,928,483
             Merrill Lynch & Company, Inc., Series B:
  1,350,000    6.650% due 01/15/1999 ..........................     1,352,475
  1,000,000    5.565% due 02/16/1999 ..........................       999,388
  5,000,000    5.790% due 04/28/1999 ..........................     5,000,000
  5,000,000    5.870% due 05/04/1999 ..........................     5,002,831
  5,000,000    5.608% due 08/13/1999++ ........................     5,000,000
             Morgan Stanley, Dean Witter, Discover:
  5,000,000    5.400% due 01/20/1999++ ........................     4,998,212
  2,000,000    5.523% due 04/05/1999++ ........................     2,003,092
  5,000,000  NationsBank Corporation,
               7.230% due 05/02/1999 ..........................     5,036,838
  2,115,000  Toyota Motor Credit Corporation,
               5.000% due 03/08/1999 ..........................     2,112,101
                                                                 ------------
             Total Medium Term Notes
               (Cost $73,216,666) .............................    73,216,666
                                                                 ------------

CERTIFICATES OF DEPOSIT (YANKEE) - 5.9%

  2,000,000  Bank of Nova Scotia,
               5.675% due 03/04/1999 ..........................     1,999,773
  7,000,000  Creditanstalt Bankverien, NY,
               5.890% due 11/17/1998 ..........................     7,000,428
  7,000,000  Credit Suisse First Boston, NY,
               5.740% due 01/07/1999 ..........................     7,000,000
  5,000,000  Societe Generale, NY,
               5.665% due 03/23/1999 ..........................     4,998,737
  5,000,000  Societe Generale, NY,
               5.290% due 05/07/1999++ ........................     4,998,604
  5,000,000  Swiss Bank Corporation, NY,
               5.740% due 06/11/1999 ..........................     4,999,709
                                                                 ------------
             Total Certificates of Deposit (Yankee)
               (Cost $30,997,251) .............................    30,997,251
                                                                 ------------

CERTIFICATE OF DEPOSIT - 0.4% (Cost $2,000,371)

  2,000,000  Bankers Trust Company,
               6.010% due 12/10/1998 ..........................     2,000,371
                                                                 ------------

CORPORATE BONDS and NOTES - 12.6%

  2,900,000  American Express Credit Corporation,
               Sr. Note,
               7.375% due 02/01/1999 ..........................     2,910,965
  1,000,000  Bank of New York, Note,
               5.640% due 03/26/1999 ..........................     1,001,741
  3,000,000  Bank of New York, Note,
               5.750% due 05/14/1999 ..........................     3,011,399
  1,000,000  Bear Stearns Company, Inc., Sr. Note,
               7.625% due 09/15/1999 ..........................     1,016,423
  3,500,000  Chase Manhattan Corporation, Sub. Note,
               8.000% due 06/15/1999 ..........................     3,547,886
  2,600,000  Chemical New York Corporation, Deb.,
               9.750% due 06/15/1999 ..........................     2,662,920
  3,500,000  DBSI First Mortgage 1998, Note,
               5.550% due 07/01/2023++ ........................     3,500,000
             Everett Clinic, P.S., Note:
  5,800,000    5.280% due 12/01/2018++ ........................     5,800,000
  4,000,000    5.280% due 12/01/2021++ ........................     4,000,000
  1,000,000  First Chicago Corporation, Sub. Note,
               9.875% due 07/01/1999 ..........................     1,031,443
  2,000,000  First Interstate Bancorp, Sr. Sub. Note,
               8.625% due 04/01/1999 ..........................     2,023,249
  2,000,000  Ford Motor Credit Corporation, Note,
               7.250% due 05/15/1999 ..........................     2,015,512
  7,000,000  International Lease Finance Corporation, Note,
               7.500% due 03/01/1999 ..........................     7,040,439
  5,000,000  Keybank N.A., Sr. Note,
               5.193% due 07/23/1999++ ........................     5,001,790
  5,000,000  Swiss Bank Corporation, Note,
               5.825% due 04/29/1999 ..........................     4,999,391
  6,500,000  U.S. Bank N.A., Note,
               5.031% due 09/15/1999++ ........................     6,501,755
  2,000,000  Wachovia Bank N.A., Note,
               5.600% due 03/08/1999 ..........................     2,003,967
  8,000,000  Wenatchee Valley Clinic, Bond,
               5.200% due 11/12/2017++ ........................     8,000,000
                                                                 ------------
             Total Corporate Bonds & Notes
               (Cost $66,068,880) .............................    66,068,880
                                                                 ------------

MUNICIPAL BONDS - 6.4%

 10,000,000  California Housing Finance Agency, Home
               Mortgage, Series M, Taxable Bonds,
               5.270% due 08/01/2019+ .........................    10,000,000
 16,000,000  Santa Rosa California, Wastewater Revenue,
               Series A, Taxable Bonds,
               5.250% due 09/01/2028+ .........................    16,000,000
  5,000,000  Texas State, Veterans Land Board,
               Taxable Bonds,
               5.700% due 12/01/1998 ..........................     4,999,888
  2,480,000  Washington State Housing Finance Community,
               Multi-family Revenue, Boardwalk Apartments,
               Series 1998B, Taxable Bonds,
               5.300% due 09/01/2028+ .........................     2,480,000
                                                                 ------------
             Total Municipal Bonds (Cost $33,479,888) .........    33,479,888
                                                                 ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.5%

  Federal Farm Credit Bank (FFCB) - 4.3%
  5,000,000  5.500% due 11/02/1998 ............................     5,000,000
  5,000,000  5.320% due 01/04/1999 ............................     5,000,000
  7,500,000  4.850% due 02/01/1999 ............................     7,500,000
  5,000,000  5.500% due 02/01/1999 ............................     5,000,000
                                                                 ------------
             Total FFCBs (Cost $22,500,000) ...................    22,500,000
                                                                 ------------
  Federal Home Loan Bank (FHLB) - 5.2%
  2,500,000  5.625% due 03/02/1999 ............................     2,500,000
  5,000,000  5.605% due 03/12/1999+++ .........................     4,999,776
  7,500,000  5.125% due 10/13/1999 ............................     7,500,000
  7,500,000  5.000% due 10/27/1999 ............................     7,500,000
  5,000,000  5.030% due 10/29/1999 ............................     5,000,000
                                                                 ------------
             Total FHLBs (Cost $27,499,776) ...................    27,499,776
                                                                 ------------
  Federal National Mortgage Association (FNMA) - 3.2%
  7,500,000  5.530% due 03/11/1999+++ .........................     7,496,843
  7,500,000  5.530% due 03/16/1999 ............................     7,510,603
  2,000,000  4.170% due 11/04/1998++ ..........................     1,999,273
                                                                 ------------
             Total FNMAs (Cost $17,006,719) ...................    17,006,719
                                                                 ------------
  Student Loan Mortgage Association (SLMA) - 4.8%
  5,000,000  4.500% due 08/02/1999 ............................     4,959,179
  7,500,000  5.510% due 09/16/1999 ............................     7,500,000
  5,000,000  5.125% due 10/06/1999 ............................     5,000,000
  7,500,000  4.900% due 10/27/1999 ............................     7,500,000
                                                                 ------------
             Total SLMAs (Cost $24,959,179) ...................    24,959,179
                                                                 ------------
             Total U.S. Government Agency Obligations
               (Cost $91,965,674) .............................    91,965,674
                                                                 ------------

REPURCHASE AGREEMENT - 0.1%
  (Cost $367,000)

    367,000  Agreement with CS First Boston,
               5.300% dated 10/30/1998, to be repurchased
               at $367,162 on 11/02/1998, collateralized by
               $374,340 U.S. Treasury Note, 5.875% due
               01/31/1999 (Market Value $374,680) .............       367,000
                                                                 ------------
TOTAL INVESTMENTS (Cost $529,260,767*)              100.8%        529,260,767

OTHER ASSETS AND LIABILITIES (Net) ................  (0.8)         (4,173,925)
                                                    -----        ------------
NET ASSETS ........................................ 100.0%       $525,086,842
                                                    =====        ============

--------------
  * Aggregate cost for federal tax purposes.
  + Variable rate securities payable upon not more than seven calendar days'
    notice. The interest rate shown reflects the rate currently in effect.
 ++ Floating rate security whose interest rate is reset periodically based on an index.
+++ Rate represents discount rate at the date of purchase (unaudited).

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

TAX-EXEMPT MONEY MARKET FUND

OCTOBER 31, 1998

PRINCIPAL
  AMOUNT                                                                         VALUE
---------                                                                        -----

STATE AND MUNICIPAL SECURITIES - 101.7%

     ALABAMA - 5.4%

$500,000    Alabama State Special Care Authority Facilities Financing,
              (Montgomery Hospital Depreciable Assets), Series 1985,
              3.150% due 04/01/2015+ ..................................       $   500,000

 400,000    Athens, Industrial Development Board, (Coilplus, Inc.
              Project), Series 1984,
              4.100% due 09/19/1999+ ..................................           400,000

 500,000    Daphne-Villa Mercy, Special Care Authority Facilities
              Financing, (Mercy Medical Project),
              3.150% due 12/01/2027+ ..................................           500,000
                                                                              -----------
                                                                                1,400,000
                                                                              -----------

     ALASKA - 0.4%

 100,000    Anchorage, Unlimited General Obligation Bonds, Series B,
              4.400% due 08/01/1999 ...................................           100,474
                                                                              -----------

     ARIZONA - 1.2%

 300,000    Arizona State Health Facilities Authority Revenue, (Pooled
              Loan Program), Series 1985,
              3.200% due 10/01/2015+ ..................................           300,000
                                                                              -----------

     CALIFORNIA - 0.8%

 100,000    Los Angeles Regional Airport, (American Airlines/LA
              International), Series C,
              3.650% due 12/01/2024+ ..................................           100,000

 100,000    Los Angeles Regional Airport, (American Airlines/LA
              International), Series E,
              3.650% due 12/01/2024+ ..................................           100,000
                                                                              -----------
                                                                                  200,000
                                                                              -----------

     DISTRICT OF COLUMBIA - 2.3%

 600,000    District of Columbia Revenue Bonds, Georgetown University,
              Series B,
              3.750% due 04/01/1999 ...................................           600,000
                                                                              -----------

     GEORGIA - 2.2%

 300,000    Georgia State Unlimited General Obligation Bonds, Series C,
              7.000% due 05/01/1999 ...................................           306,000

 250,000    Georgia State Unlimited General Obligation Bonds, Series D,
              6.500% due 08/01/1999 ...................................           255,488
                                                                              -----------
                                                                                  561,488
                                                                              -----------

     HAWAII - 0.4%

 100,000    Honolulu, Unlimited General Obligation Bonds, Series B,
              4.600% due 10/01/1999 ...................................           101,114
                                                                              -----------

     ILLINOIS - 9.0%

 100,000    Carbondale, Unlimited General Obligation Bonds,
              5.900% due 05/01/1999 ...................................           100,957

 400,000    Chicago O'Hare International Airport General Airport Second
              Lein Revenue Bonds, 1984 Series A,
              3.150% due 01/01/2015+ ..................................           400,000

 500,000    Chicago O'Hare International Airport General Airport Second
              Lein Revenue Bonds, 1984 Series B,
              3.150% due 01/01/2015+ ..................................           500,000

 400,000    Illinois Health Facilities Authority, (Bensenville Home
              Society),
              3.100% due 02/15/2019+ ..................................           400,000

 300,000    Illinois Health Facilities Authority, (Palos Community
              Hospital), Series B,
              3.100% due 12/01/2015+ ..................................           300,000

 500,000    Illinois State Health Facilities Authority, (Hospital
              Sisters Services), Series 1985E, 3.200% due 12/01/2015+ .           500,000

 100,000    Illinois State Unlimited General Obligation Bonds,
              4.300% due 07/01/1999 ...................................           100,292
                                                                              -----------
                                                                                2,301,249
                                                                              -----------

     INDIANA - 4.8%

 500,000    Indiana Health Facilities Financing Authority Revenue,
              (Capital Access Designated Pool), 3.200% due 08/01/2006+            500,000

 300,000    Indianapolis, Multi-family Revenue Bonds, (Canal Square
              Project),
              3.200% due 12/01/2015+ ..................................           300,000

 410,000    Lafayetten, Redevelopment Authority, Economic Development
              Lease Rental, (Pre-refunded @ 102),
              7.100% due 02/01/2009 ...................................           421,550
                                                                              -----------
                                                                                1,221,550
                                                                              -----------

     KANSAS - 1.2%

 300,000    Shawnee, Industrial Revenue Bonds, (Shawnee Village
              Associates LP),
              3.150% due 12/01/2009+ ..................................           300,000
                                                                              -----------
     LOUISIANA - 2.8%

 500,000    Ascension (Parish of), Pollution Control Revenue Bonds,
              (Borden Inc. Project), 3.150% due 12/01/2009+ ...........           500,000

 210,000    State Colleges & Universities, Southeastern Louisiana
              University Revenue Bonds, 3.750% due 06/01/1999 .........           210,000
                                                                              -----------
                                                                                  710,000
                                                                              -----------

     MASSACHUSETTS - 0.4%

 100,000    Massachusetts State Housing, Residential Development, FNMA
              Collateral, Series A, 5.600% due 11/15/1998 .............           100,067
                                                                              -----------

     MARYLAND - 1.6%

 250,000    Howard County, Metropolitan District Bonds, 1989 Series A,
              (Pre-refunded @ 101), 7.400% due 02/15/2009 .............           253,879

 150,000    Washington Suburban Sanitary District, General
              Construction, (Pre-refunded @ 102),
              7.000% due 12/01/1999 ...................................           153,395
                                                                              -----------
                                                                                  407,274
                                                                              -----------

     MICHIGAN - 6.1%

 125,000    Marysville, Public School District, Unlimited General
              Obligation Bonds,
              3.700% due 05/01/1999 ...................................           125,000

 300,000    Michigan State Hospital Finance Authority, (Equipment Loan
              Program Bonds),
              3.200% due 12/01/2023+ ..................................           300,000

 300,000    Michigan State Hospital Finance Authority, (Equipment Loan
              Program Bonds), Series A,
              3.200% due 12/01/2023+ ..................................           300,000

 300,000    Michigan State Job Development Authority Revenue, (East
              Lansing Residence),
              3.400% due 12/01/2014+ ..................................           300,000

 200,000    Michigan State Job Development Authority Revenue, (Kentwood
              Residence),
              3.400% due 11/01/2014+ ..................................           200,000

 345,000    Northview, Public School District, Unlimited General
              Obligation Bonds,
              3.600% due 05/01/1999 ...................................           345,000
                                                                              -----------
                                                                                1,570,000
                                                                              -----------

     MINNESOTA - 0.8%

 200,000    Beltrami County, Environmental Control Revenue, (Northwood
              Panelboard Company),
              3.700% due 12/01/2021+ ..................................           200,000
                                                                              -----------

     MISSOURI - 0.8%

 200,000    Missouri Environmental Improvement and Energy Resources
              Authority, Pollution Control Revenue Bonds, (Monsanto
              Company),
              3.150% due 06/01/2023+ ..................................           200,000
                                                                              -----------

     MONTANA - 1.4%

 375,000    Lewis & Clark Counties, Elementary School District No.001
              (Helena), Unlimited General Obligation Bonds,
              3.500% due 06/01/1999 ...................................           375,000
                                                                              -----------

     NEVADA - 0.8%

 200,000    Nevada State Limited General Obligation Bonds,
              7.125% due 05/01/1999 ...................................           203,355
                                                                              -----------

     NEW JERSEY - 0.9%

 144,000    Elizabeth, Sewer Utility, Unlimited General Obligation
              Bonds,
              4.900% due 07/15/1999 ...................................           145,179

 100,000    New Jersey State Transportation Trust Fund, Series A,
              5.000% due 12/15/1998 ...................................           100,147
                                                                              -----------
                                                                                  245,326
                                                                              -----------

     NEW YORK - 5.1%

 300,000    Jefferson County, Industrial Development Agency, Watertown-
              Carthage TV,
              3.550% due 12/01/2012+ ..................................           300,000

 800,000    Metropolitan Tranportation Authority,
              3.200% due 12/10/1998 ...................................           800,000

 200,000    New York, Series B, Subseries B4,
              3.700% due 08/15/2023+ ..................................           200,000
                                                                              -----------
                                                                                1,300,000
                                                                              -----------

     NORTH CAROLINA - 1.0%

 250,000    North Carolina State Unlimited General Obligation Bonds,
              5.500% due 08/01/1999 ...................................           253,657
                                                                              -----------

     North Dakota - 2.9%

 500,000    Burleigh County, Retirement Facility Revenue Bonds,
              (Missouri Slope Lutheran Care Center),
              7.250% due 06/01/2012 ...................................           510,409

 125,000    Grand Forks, Sales Tax Revenue Bonds, Aurora Project,
              Series A,
              3.900% due 12/15/1998 ...................................           125,015

 100,000    West Fargo, Unlimited General Obligation Bonds, Series B,
              3.900% due 05/01/1999 ...................................           100,243
                                                                              -----------
                                                                                  735,667
                                                                              -----------

     OHIO - 2.5%

 145,000    Little Miami, Local School District, Unlimited Tax General
              Obligation Bonds,
              3.600% due 12/01/1998 ...................................           145,000

 505,000    Toledo, Limited Tax General Obligation Bonds, Various
              Purpose Improvement Bonds, Series 1997,
              3.900% due 12/01/1998 ...................................           505,034
                                                                              -----------
                                                                                  650,034
                                                                              -----------

     PENNSYLVANIA - 1.9%

 500,000    East Stroudsburg, Area School District, Unlimited General
              Obligation Bonds, 4.000% due 11/15/1998 .................           500,058
                                                                              -----------

     RHODE ISLAND - 1.9%

 500,000    Rhode Island State Public Bulding Authority State Projects
              Revenue, Series A,
              4.375% due 02/01/1999 ...................................           501,229
                                                                              -----------

     TENNESSEE - 4.3%

 600,000    Metro Government, Nashville/Davidson County, Industrial
              Development Multi-family Housing Revenue Bonds,
              (Chimneytop II),
              3.150% due 09/01/2006+ ..................................           600,000

 200,000    Metropolitan Nashville Airport Revenue Authority, Special
              Facilities Revenue Bonds, (American Airlines Project),
              Series A, 3.650% due 10/01/2012+ ........................           200,000

 300,000    Sullivan County, Industrial Development Board, Pollution
              Control Revenue Bonds, (Mead Corporation Project),
              3.600% due 10/01/2016+ ..................................           300,000
                                                                              -----------
                                                                                1,100,000
                                                                              -----------

     TEXAS - 15.9%

 500,000    Austin County, Industrial Development Corporation (Justin
              Industries, Inc. Project), 3.100% due 12/01/2014+ .......           500,000

   100,000  Bell County, Health Facility Development Corporation, (Cook
              Childrens Medical Center),
              3.700% due 12/01/1998 ...................................           100,000

   500,000  Brazos River, Pollution Control Revenue Refunding Bonds,
              (Monsanto Company Project),
              3.250% due 11/01/2000+,++ ...............................           500,000

 375,000    Brenham, Limited General Obligation Bonds,
              5.500% due 08/15/1999 ...................................           380,597

 540,000    Conroe, Independent School District, Unlimited General
              Obligation Bonds, 4.000% due 02/15/1999 .................           540,934

 335,000    Dallas County, Community College District Revenue Bonds,
              4.500% due 02/15/1999 ...................................           335,703

 100,000    Grapevine, Industrial Development Corporation Revenue
              Bonds, (American Airlines), Series B2,
              3.650% due 12/01/2024+ ..................................           100,000

 300,000    Harris County, Health Facility (Sisters of Charity),
              Series C,
              3.200% due 07/01/2023+ ..................................           300,000

 190,000    Judson, Independent School District, Unlimited Tax General
              Obligation Bonds,
              3.800% due 02/01/1999 ...................................           190,000

 800,000    Lower Neches Valley, Industrial Development Corporation,
              Pollution Control Revenue Bonds, (Neches River Treatment
              Corporation Project), Series 1994A, (Guaranteed By Mobil
              Corporation),
              3.150% due 02/01/2004+,++ ...............................           800,000

 125,000    Mont Belvieu, Limited General Obligation Bonds,
              3.800% due 02/15/1999 ...................................           125,130

 195,000    Needville, Independent School District, Unlimited General
              Obligation Bonds, 4.500% due 08/15/1999 .................           196,415
                                                                              -----------
                                                                                4,068,779
                                                                              -----------

     UTAH - 1.9%

 250,000    Ogden City, Unlimited General Obligation Bonds,
              4.200% due 12/15/1998 ...................................           250,118

 130,000    Utah Assisted Municipal Power Systems Revenue, (San Juan
              Project),
              4.000% due 06/01/1999 ...................................           130,216

 100,000    Utah State Board, Regents Revenue Bonds, (Dixie College),
              3.700% due 05/01/1999 ...................................           100,000
                                                                              -----------
                                                                                  480,334
                                                                              -----------

     WASHINGTON - 18.3%

 250,000    Clark County, School District No. 037, Unlimited General
              Obligation Bonds, 4.100% due 06/01/1999 .................           251,135

 525,000    Franklin County, Public Utility District
              No. 001, Electric Revenue Bonds,
              4.000% due 09/01/1999 ...................................           526,700

 500,000    King & Snohomish Counties, School District No. 417
              (Northshore), Unlimited General Obligation Bonds,
              3.700% due 12/15/1998 ...................................           500,000

 115,000    Mason County, Public Utility District No. 003, Electric
              Revenue Bonds,
              3.750% due 12/01/1998 ...................................           115,000

 600,000    Richland, Golf Enterprise Revenue Bonds, 1996,
              3.150% due 12/01/2021+ ..................................           600,000

 965,000    Seattle Housing Authority Low Income Housing Assistance
              Revenue, (Bayview Manor Project), Series B,
              3.150% due 05/01/2019+ ..................................           965,000

 300,000    Seattle, Unlimited Tax, General Obligation Refunding Bonds,
              Series A,
              4.500% due 03/01/1999 ...................................           300,567

 400,000    Seattle, Unlimited Tax, General Obligation Refunding Bonds,
              Series C,
              4.000% due 08/01/1999 ...................................           401,156

 125,000    Seattle, Water System Revenue Bonds,
              4.600% 06/01/1999 .......................................           125,602

 510,000    Snohomish County, Limited General Obligation Bonds,
              3.750% due 12/01/1998 ...................................           510,000

 250,000    Spokane County, Rural Library District, Unlimited General
              Obligation Bonds, 4.050% due 12/01/1998 .................          250,077

 160,000    Washington State Unlimited General Obligation Bonds,
              7.400% due 12/01/2000 ...................................           160,473
                                                                              -----------
                                                                                4,705,710
                                                                              -----------

     WISCONSIN - 2.7%

 500,000    West Allis, Unlimited General Obligation Bonds, Series C,
              4.200% due 06/01/1999 ...................................           501,465

 200,000    Wisconsin State, Health Facilities Authority, (Hospital
              Sisters Obligation), Series G,
              3.200% due 12/01/2001+ ..................................           200,000
                                                                              -----------
                                                                                  701,465
                                                                              -----------
            Total State and Municipal Securities
              (Cost $26,093,830) ......................................       26,093,830
                                                                              -----------
  Shares
  ------
INVESTMENT COMPANY SECURITY - 0.4%
  (Cost $107,625)

 107,625    Dreyfus Tax Exempt Cash Management Fund ...................           107,625
                                                                              -----------
TOTAL INVESTMENTS (Cost $26,201,455*) ........................... 102.1 %      26,201,455

OTHER ASSETS AND LIABILITIES (Net) ..............................  (2.1)         (548,344)
                                                                  -----       -----------
NET ASSETS ...................................................... 100.0 %     $25,653,111
                                                                  =====       ===========

----------------
 * Aggregate cost for federal tax purposes.
 + Floating rate security. The interest rate shown reflects the rate currently in effect.
++ Obligations of various corporations and are not supported by other third party credit agreements.

-----------------------------------------------------------------------------------------
                                           GLOSSARY
                     FNMA    -- Federal National Mortgage Association
-----------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

CALIFORNIA MONEY FUND

OCTOBER 31, 1998

PRINCIPAL
  AMOUNT                                                               VALUE
---------                                                              -----

MUNICIPAL BONDS AND NOTES - 101.2%
    CALIFORNIA - 101.2%
             Alameda County, IDR:
$1,000,000     Heat and Control Inc. Project, Series 1995A,
               2.900% due 11/01/2025+ ............................  $ 1,000,000

   500,000   JMS Family Partnership, Series 1995A,
               2.900% due 10/01/2025+ ............................      500,000

   200,000   Big Bear Lake, Industrial Revenue, Southwest Gas
               Corporation Project, Series A,
               2.500% due 12/01/2028+ ............................      200,000

             California Health Facilities Financing Authority Revenue:
 1,500,000     Pooled Loan Program, Series B,
               2.350% due 10/01/2010+ ............................    1,500,000

 1,200,000     Scripps Health, Series A,
               2.750% due 10/01/2022+ ............................    1,200,000

   300,000     Scripps Health, Series B,
               2.750% due 10/01/2022+ ............................      300,000

   360,000     Scripps Health, Memorial Hospital, Series B,
               2.750% due 12/01/2015+ ............................      360,000

             California Pollution Control Financing Authority:
   700,000     Southern California Edison, Series A,
               3.650% due 02/28/ 2008+ ...........................      700,000

 1,500,000     Pacific Gas & Electric, Series 1996A,
               2.550% due 12/01/2016+ ............................    1,500,000

   675,000      Solid Waste Disposal Revenue, Credit & Revenue Income
               Project, Series A,
               2.600% due 10/01/2010+ ............................      675,000

   800,000   California Public Financing Authority, Tax Allocation
               Revenue, Eureka Redevelopment Projects,
               (Pre-refunded to 11/01/1998 @ 102),
               7.400% due 11/01/2012+ ............................      818,297

 1,500,000   California State Economic Development Authority, IDR,
               Tri-Valley Growers, Series 1995F,
               2.800% due 12/01/2010+ ............................    1,500,000

   200,000   California Statewide Communities Development
               Authority, COP,
               3.450% due 04/01/2028+ ............................      200,000

   800,000   California Transit Finance Authority,
               2.850% due 10/01/2027+ ............................      800,000

   725,000   Central Contra Costa County, Sanitary District Revenue,
               3.500% due 09/01/1999 .............................      728,400

   900,000   Chula Vista, Charter City Revenue, Home Depot Inc.
               Project,
               2.600% due 12/01/2010+ ............................      900,000

   500,000   Elk Grove, Unified School District, TRAN,
               4.500% due 06/30/ 1999 ............................      502,867

   230,000   Folsom Cordova, Unified School District, COP, 1998
               Financing Project,
               4.000% due 03/01/1999 .............................      230,106

   780,000   Irvine, Improvement Board Act of 1915, Assessment
               District 89-10,
               3.550% due 09/02/2015+ ............................      780,000

 1,200,000   Irvine Ranch, California Water District, COP,
               Capital Improvement Project,
               3.500% due 08/01/2016 .............................    1,200,000

 2,290,000   Kern County, California Board of Education, TRAN,
               4.250% due 06/30/1999 .............................    2,299,697

   100,000   Lancaster, California Redevelopment Agency, MFHR,
               Westwood Park Apartments, Series 1985K,
               2.650% due 12/01/2007 .............................      100,000

 1,000,000   Livermore, MFHR, Portola Meadows Apartments,
               Series 1989A,
               2.650% due 05/01/2019+ ............................    1,000,000

   200,000   Los Angeles, Community College District, COP, Capital
               Improvement Project, Series A, (Pre-refunded to
               08/15/1999 @ 102),
               7.250% due 08/15/2004 .............................      209,554

             Los Angeles, Regional Airports Improvement Corporation,
               Lease Revenue:
             American Airlines Inc., Los Angeles International:
   600,000     Series 1984E,
               3.650% due 12/01/2024+ ............................      600,000

   300,000     Series 1984F,
               3.650% due 12/01/2024+ ............................      300,000

   800,000   Los Angeles International - Two Corporation, Sublease,
               3.650% due 12/01/2025+ ............................      800,000

   100,000   Los Angeles County, COP,
               7.000% due 06/01/2004 .............................      103,864

   400,000   Los Angeles County, Transportation Commission Sales
               Tax Revenue, Series 1992A,
               2.400% due 07/01/2012+ ............................      400,000

   700,000   Los Angeles County, Pension Obligation, Refunding
               Revenue, Series A,
               2.400% due 06/30/2007+ ............................      700,000

   700,000   Los Angeles County, Unified School District, COP,
               Belmont Learning Complex, Series 1997A,
               2.750% due 12/01/2017+ ............................      700,000

   100,000   Mesa, Water District, COP,
               4.000% due 03/15/1999+ ............................      100,113

   100,000   Ontario, California Redevelopment Agency, MFHR,
               Seasons at Gateway, Subordinate Series 1996B,
               2.950% due 12/01/2026+ ............................      100,000

 1,000,000   Orange County, Apartment Development Revenue, Wood
               Canyon Villas,
               2.650% due 12/01/2021+ ............................    1,000,000

   500,000   Orange County, COP, Florence Crittendoc Services,
               2.750% due 03/01/2016+ ............................      500,000

 1,500,000   Orange County, Fire Authority, TRAN,
               4.200% due 07/13/1999 .............................    1,506,039

   850,000   Orange County, Local Transportation Authority, Sales
               Tax Revenue,
               5.000% due 02/15/1999 .............................      853,136

   100,000   Orange County, Water Districts, COP, Series B,
               3.450% due 08/15/2015+ ............................      100,000

 1,000,000   Rancho Mirage, Joint Power Financing Authority, COP,
               Eisenhower Medical Center, Series 1997B,
               2.750% due 07/01/2022+ ............................    1,000,000

   495,000   Redwood City, Public Financing Authority, Lease
               Revenue, Capital Facilities Project,
               4.000% due 07/15/1999 .............................      496,011

   964,000   Riverside County, Public Facilities Authority, COP,
               Series B,
               2.750% due 12/01/2015+ ............................      964,000

   175,000   Roseville California Special Tax, Community Facilities
               District 1, Northwest,
               4.000% due 09/01/1999 .............................      176,347

   110,000   Sacramento, Redevelopment Agency, Tax Allocation,
               Merged Downtown Redevelopment Project, Series A,
               4.000% due 11/01/1998+ ............................      110,000

   300,000   San Bernardino County, IDR, Master Holco Inc.,
               2.900% due 12/01/2006+ ............................      300,000

             San Bernardino County, MFHR, Western Properties
               Projects:
   200,000     Series I,
               2.600% due 02/01/2005 .............................      200,000

   400,000   Series V,
               2.600% due 08/01/2005 .............................      400,000

   800,000   San Diego, Multi-Family Mortgage Revenue,
               2.600% due 08/01/ 2014+ ...........................      800,000

 1,400,000   San Jose, Redevelopment Agency Revenue, Merged Area
               Redevelopment Project, Series B,
               2.550% due 07/01/2026+ ............................    1,400,000

   270,000   San Juan, United School District, COP,
               3.650% due 08/01/1999 .............................      270,000

             Santa Clara, Electric Revenue:
   600,000     Series A,
               2.450% due 07/01/2010+ ............................      600,000

   100,000   Series B,
               2.450% due 07/01/2010+ ............................      100,000

   700,000   Series C,
               2.450% due 07/01/2010+ ............................      700,000

   205,000   Santa Clara County, Financing Authority Lease Revenue,
               Multiple Facilities Projects, Series A,
               3.375% due 05/15/1999+ ............................      205,000

   600,000   Santa Clara County, TRAN,
               4.500% due 10/01/1999 .............................      608,091

   100,000   Southern California Public Power Authority, Palo
               Verde Project, Series C,
               2.400% due 07/01/2017+ ............................      100,000

 1,900,000   Southern Transmission Project,
               2.400% due 07/01/2019+ ............................    1,900,000

   395,000   West Covina, Redevelopment Agency Lease Revenue,
               Lakes Public Parking Project, 2.650% due 08/01/2018+     395,000
                                                                    -----------
             Total Municipal Bonds and Notes
               (Cost $37,691,522) ................................   37,691,522
                                                                    -----------
 Shares
 ------
INVESTMENT COMPANY SECURITY - 0.4%
  (Cost $132,164)

   132,164   Dreyfus Basic California Municipal Money Market Fund.      132,164
                                                                    -----------
TOTAL INVESTMENTS (Cost $37,823,686*) ..................... 101.6%   37,823,686

OTHER ASSETS AND LIABILITIES (Net) ........................  (1.6)     (596,263)
                                                            -----   -----------

NET ASSETS ................................................ 100.0%  $37,227,423
                                                            =====   ===========
--------------
* Aggregate cost for federal tax purposes.
+ Variable rate security that is payable on demand or upon a five business days' notice, and secured by a letter of credit, liquidity agreement or letter of credit, liquidity agreement or other credit support. The interest rates shown reflects the rate currently in effect.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
                  COP    -- Certificate of Participation
                  IDR    -- Industrial Development Revenue
                  MFHR   -- Multi-family Housing Revenue
                  TRAN   -- Tax and Revenue Anticipation Note
--------------------------------------------------------------------------------

                       See notes to financial statements

NOTES to FINANCIAL statements

WM GROUP OF FUNDS

1.  ORGANIZATION AND BUSINESS

WM Trust I ("Trust I") was organized under the laws of the Commonwealth of Massachusetts on September 19, 1997 as a business entity commonly known as a "Massachusetts business trust." Trust I is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. WM Trust II ("Trust II") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on February 22, 1989 and is registered under the 1940 Act, as an open-end management investment company. Trust I and Trust II (together the "Trusts") consist of 18 funds as follows:

TRUST I                                       TRUST II

EQUITY FUNDS                                  EQUITY FUNDS
Bond & Stock Fund                             Growth Fund
Growth & Income Fund                          Emerging Growth Fund
Northwest Fund                                International Growth Fund

FIXED INCOME FUNDS                            FIXED INCOME FUNDS
Tax-Exempt Bond Fund                          Short Term High Quality Bond Fund
U.S. Government Securities Fund               Target Maturity 2002 Fund
Income Fund
High Yield Fund                               MUNICIPAL FUNDS
                                              California Municipal Fund
MONEY MARKET FUNDS                            California Insured Intermediate Municipal Fund
Money Market Fund                             Florida Insured Municipal Fund
Tax-Exempt Money Market Fund
                                              MONEY MARKET FUND
                                              California Money Fund

Information presented in these financial statements pertains only to the Money Market Funds, hereafter referred to as the "Funds." The financial statements for the Equity Funds, Fixed Income Funds and the Municipal Funds are presented in a separate report.

WM Advisors, Inc. (the "Advisor" or "WM Advisors") (formerly Composite Research & Management Co.), a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, serves as investment advisor to the Trusts. Sierra Investment Advisors Corporation ("Sierra Advisors") served as investment advisor to Trust II prior to March 23, 1998. Sierra Advisors became an indirect wholly-owned subsidiary of Washington Mutual as a result of the merger between its parent, Great Western Financial Corporation ("GWFC"), and Washington Mutual.

The Money Market Fund and the California Money Fund each offer four classes of shares: Class A shares, Class B shares, Class S shares and Class I shares. The Tax-Exempt Money Market Fund offers Class A and Class B shares. Class A shares of the Funds are not subject to an initial or contingent deferred sales charge ("CDSC"). Certain Class A shares purchased by exchange from another Fund within the Trusts may be subject to a contingent deferred sales charge if redeemed within two years of purchase. Class B shares and Class S shares are not subject to an initial sales charge. Class B shares and Class S shares are generally subject to a CDSC if redeemed within five years of purchase. Class I shares are not available for direct purchase by investors. Class I shares are not subject to an initial sales charge or CDSC.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase. The Fund is then obligated to resell the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with whom each Fund enters into repurchase agreements.

ILLIQUID INVESTMENTS:

Up to 10% of the net assets of the Funds, may be invested in securities that are not readily marketable, including:
(1) repurchase agreements with maturities greater than seven calendar days;
(2) time deposits maturing in more than seven calendar days; (3) futures contracts and options, to the extent a liquid secondary market does not exist for the instruments; (4) certain over-the-counter options; (5) certain variable rate demand notes having a demand period of more than seven days; and
(6) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within the 10% limitation, as applicable, on investments in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount accreted less premiums amortized. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Funds are declared daily and paid monthly. Distributions of any net capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by each Fund as a whole. Net investment income per share calculations in the financial highlights for the period ended October 31, 1998 for the Money Market Fund excludes these adjustments.

                                                                                         DECREASE                 INCREASE
                                                                                      UNDISTRIBUTED              ACCUMULATED
                                                               INCREASE               NET INVESTMENT            NET REALIZED
NAME OF FUND                                               PAID-IN CAPITAL                INCOME                    LOSS
                                                           ---------------            --------------            ------------
Money Market Fund ..................................           $19,148                   $(3,587)                  $15,561

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:

General expenses of the Trusts are allocated to all the Funds based upon the relative net assets of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative net assets of each class of shares.

3.  INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Funds. Sierra Advisors served as investment advisor to the California Money Fund prior to March 23, 1998. The Advisor is entitled to a monthly fee, in arrears, based upon a percentage of the average daily net assets of each Fund at the following rates:

                                                                                FEES ON NET ASSETS        FEES ON NET ASSETS
                                                                                      UP TO                   EXCEEDING
NAME OF FUND                                                                        $1 BILLION                $1 BILLION
                                                                                ------------------        ------------------
Money Market Fund ........................................................             .45%                      .40%
Tax-Exempt Money Market Fund .............................................             .45%                      .40%

                                                                                FEES ON NET ASSETS          FEES ON ASSETS
                                                                                      UP TO                   EXCEEDING
NAME OF FUND                                                                       $500 MILLION              $500 MILLION
                                                                                ------------------          --------------
California Money Fund ....................................................             .45%                      .40%

WM Advisors provides administration services to the Trusts at no additional fee. Prior to March 23, 1998, a fee of 0.30% of average daily net assets of the California Money Fund was assessed for administration and transfer agent services.

The Advisor has agreed to waive a portion of its management fees. Fees waived by the Advisor are as follows:

                                                   PERIOD ENDED           YEAR ENDED            YEAR ENDED
NAME OF FUND                                     OCTOBER 31, 1998     DECEMBER 31, 1997       JUNE 30, 1998
------------                                     ----------------     -----------------       -------------
Money Market Fund ..........................         $  --                 $198,432              $
Tax-Exempt Money Market Fund ...............           37,019               45,307                  --
California Money Fund ......................           18,193                 --                  70,002

As of March 23, 1998, WM Shareholder Services, Inc. (the "Transfer Agent") serves as the transfer and shareholder servicing agent of the Funds. Prior to March 23, 1998, Sierra Fund Administration Corporation, an indirect wholly-owned subsidiary of GWFC, paid transfer agent fees from its administration fee and did not charge the California Money Fund a separate transfer agent fee, and Murphey Favre Securities Services, Inc. served as the transfer and shareholder servicing agent for the Money Market Fund and Tax-Exempt Money Market Fund. Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fees are as follows:

                                                                                     CLASS A                 CLASS B & S
                                                                                     -------                 -----------
The Money Market Funds ...................................................            $1.85                     $1.95

Class I shares are not subject to shareholder servicing fees.

Custodian fees for certain Funds have been reduced by credits allowed by the custodian for uninvested cash balances. These Funds could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian are as follows:

                                                   PERIOD ENDED           YEAR ENDED            YEAR ENDED
NAME OF FUND                                     OCTOBER 31, 1998     DECEMBER 31, 1997       JUNE 30, 1998
------------                                     ----------------     -----------------       -------------
Money Market Fund ..........................         $14,189               $88,033                $  --
Tax-Exempt Money Market Fund ...............           2,403                 7,751                   --
California Money Fund ......................             133                   --                  1,759

4.  TRUSTEES' FEES

On March 23, 1998, the Boards of Trustees of the Trusts combined to form the Board of Trustees of the Funds.

No director, officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by WM Advisors, Inc., pays each Trustee who is not a director, officer or employee of Washington Mutual or its subsidiaries, $18,000 per annum plus $3,000 per board meeting attended or $1,000 per board meeting attended by telephone. Trustees are also reimbursed for travel and out-of-pocket expenses. The Chairman of each committee receives $500 per committee meeting attended.

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Trusts' eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trustees that have deferred accounts under the Plan will be paid benefits no later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under these Plans are funded and any payments to Plan participants are paid solely out of the Trusts' assets.

5.  DISTRIBUTION PLANS

As of March 23, 1998, WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and an indirect wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A, Class B and Class S shares of the Funds. For the periods ended October 31, 1998, the Distributor received $151,969 representing CDSC fees from Class B and S shares. On May 1, 1998 Great Western Financial Securities Corporation ("GW Securities"), a registered broker-dealer, merged with WM Financial Services, Inc. ("WM Securities"), also a registered broker/dealer. For the periods ended October 31, 1998, GW Securities and WM Securities received $42,453 representing CDSC fees from Class B and S shares.

Each of the Funds has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class S shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor may receive a service fee at an annual rate of 0.25% of the average daily net assets of each class. The Trustees have not authorized, and the Funds do not currently pay, services fees with respect to Class A shares. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B and Class S shares at an annual rate of 0.75% of the average daily net assets of such shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. Because the Distributor may retain any amount of its fee that is not so expended, the Rule 12b-1 Plans are characterized by the SEC as "compensation-type" plans. The service fee is paid by the Fund to the Distributor, which in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, each of the Class A Plan, Class B Plan and Class S Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are "uninterested persons" of the Trusts, as defined in the 1940 Act, as those persons who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans.

6.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest, each without par value.

As of October 31, 1998, WM Shareholder Services, Inc. owned greater than five percent of the respective shares classes:

                                                            NUMBER OF                       PERCENTAGE OF
                                                           FUND SHARES                    TOTAL FUND SHARES
                                                   ----------------------------      --------------------------
NAME OF FUND                                         CLASS S          CLASS I          CLASS S          CLASS I
------------                                         -------          -------          -------          -------
California Money Fund ........................         591             1,068           49.95%           100.00%

7.  CAPITAL LOSS CARRYFORWARDS

At October 31, 1998, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                     EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING
                                     IN 1999     IN 2000     IN 2001     IN 2002     IN 2003     IN 2004     IN 2005     IN 2006
                                     -------     -------     -------     -------     -------     -------     -------     -------
Money Market Fund ...............     $ --        $ --        $9,159      $1,367      $2,404      $1,470      $1,161     $72,297
Tax-Exempt Money Market                 --          --          --          --          --          --          --             3
  Fund ..........................
California Money Fund ...........      7,635       5,715       7,549       1,294      18,781        --          --          --

8.  GEOGRAPHIC AND INDUSTRY CONCENTRATION AND RISK FACTORS

There are certain risks arising from the California Money Fund's investments in California municipal securities. The California Money Fund is more susceptible to factors adversely affecting issuers of California municipal securities than a fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

9.  REORGANIZATION

Each Acquiring Fund, as listed below acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund and any unrealized appreciation/(depreciation) included in the Acquired Fund's total net assets at the acquisition date are as follows:

                                                                                                                        TOTAL NET
                                                             SHARES        VALUE OF        TOTAL NET      TOTAL NET     ASSETS OF
                                                           ISSUED BY     SHARES ISSUED     ASSETS OF      ASSETS OF     ACQUIRING
                                                           ACQUIRING     BY ACQUIRING      ACQUIRED       ACQUIRING     FUND AFTER
ACQUIRING FUND          ACQUIRED FUND           DATE          FUND           FUND            FUND           FUND       ACQUISITION
--------------          -------------           ----       ---------     -------------     ---------      ---------    -----------
WM Money Market Fund    Sierra Global
                        Money Fund           03/23/1998   171,075,237    $171,075,237    $171,075,237   $259,445,317   $466,509,504

WM Money Market Fund    Sierra U.S.
                        Government Money
                        Fund                 03/23/1998    35,988,950    $ 35,988,950    $ 35,988,950   $259,445,317   $466,509,504

INDEPENDENT auditors' REPORT

To the Trustees and Shareholders of
    WM Money Market Fund, WM Tax-Exempt Money Market Fund and WM California Money Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of WM Money Market Fund, WM Tax- Exempt Money Market Fund and WM California Money Fund (the "Funds") as of October 31, 1998, and the related statements of operations, changes in net assets and financial highlights for the period January 1, 1998 to October 31, 1998 for the WM Money Market Fund and WM Tax-Exempt Money Market Fund and the period July 1, 1998 to October 31, 1998 for the WM California Money Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements for WM California Money Fund for the years ended June 30, 1998 and 1997 and financial highlights for the five years ended June 30, 1998 were audited by other auditors whose report, dated August 14, 1998, expressed an unqualified opinion on those statements. The financial statements for WM Money Market Fund and WM Tax-Exempt Money Market Fund for the years ended December 31, 1997 and 1996 and financial highlights for the five years ended December 31, 1997 were audited by other auditors whose report, dated January 20, 1998, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at October 31, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds at October 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods ended October 31, 1998 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
San Francisco, California
December 11, 1998

TAX information (UNAUDITED)

WM GROUP OF FUNDS

PERIOD ENDED OCTOBER 31, 1998

The following tax information represents fiscal year end disclosures of various tax benefits passed through to shareholders at calendar year end.

Of the distributions made from investment income the following percentages are tax exempt for regular Federal income tax purposes.

NAME OF FUND
------------
California Money Fund ................................................   100.00%

A portion of this income may be subject to alternative minimum tax.

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

                                 -----------------------------------------------

                                    This Annual Report is published for the
                                    general information of the shareholders
                                    of the WM Group of Funds. It is
                                    authorized for distribution to
                                    prospective investors only when preceded
                                    or accompanied by a current WM Group of
                                    Funds prospectus. A mutual fundshare
                                    price and investment return will vary
                                    with market conditions, and the principal
        [Graphic Omitted]           value of an investment when you sell your
                                    shares may be more or less than the
                                    original cost.

                                    The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by any bank. These securities are subject to investment risks, including possible loss of principal amount invested.

                                    Distributed by
                                    WM Funds Distributor, Inc.
                                    Member NASD

                                 -----------------------------------------------


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